Earnings (Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of the Computation of Loss Per Share of Class A and Class X Common Stock
The computation of loss per share of Class A and Class X Common Stock is as follows (in thousands, except share and per share information):

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Numerator:
Net loss	$(32,666)	$(33,859)	$(87,602)	$(149,259)
Denominator:
Weighted-average common shares outstanding, basic and diluted	6,178,622	6,158,987	6,215,874	6,143,563
Net loss per common share, basic and diluted	$(5.29)	$(5.50)	$(14.09)	$(24.30)

The computation of loss per share of Class A and Class X Common Stock is as follows (in thousands, except share and per share information):

	Year Ended December 31,
	2022	2021	2020
Numerator:
Net loss	$(194,192)	$(228,382)	$(21,432)
Denominator:
Weighted-average common shares outstanding, basic and diluted	6,149,784	5,507,175	4,790,802
Net loss per common share, basic and diluted	$(31.58)	$(41.47)	$(4.47)

Summary of Common Shares That Are Excluded From the Computation of Diluted Net Loss Per Common Share
The following table presents the common shares that are excluded from the computation of diluted net loss per common share as of the periods presented because including them would have been antidilutive:

	September 30,
	2023	2022
Options	1,247,646	1,018,373
RSUs	281,062	63,184
Compensation warrants	79,613	79,613
Public and private placement warrants	306,667	306,667
Term Loan warrants	94,335	94,335
Earn-out shares	75,000	75,000

	2,084,323	1,637,172

The following table presents the common shares that are excluded from the computation of diluted net loss per common share as of the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2022	2021	2020
Options	968,292	835,061	683,375
RSUs	63,184	11,474	—
Compensation warrants	79,613	79,613	79,613
Public and Private Placement Warrants	306,667	306,667	—
Term Loan warrants	94,335	—	—
Preferred units	—	—	676,560
Forest Road Earn-out Shares	75,000	75,000	—

	1,587,091	1,307,815	1,439,548